Summary of Significant Accounting Policies - Reconciliation of Numerator and Denominator of Basic and Diluted Per Share Computations for Earnings Per Share (Detail)	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Statement [Abstract]
Weighted average basic shares outstanding	33,337,362	33,031,110	33,120,767	32,260,375
Dilutive effect of share-based awards	2,650,121	2,571,171	2,569,352	2,852,646
Weighted average dilutive shares outstanding	35,987,483	35,602,281	35,690,119	35,113,021